Derivative Financial Instruments and Off-balance sheet Financial Instruments - Gross and net amounts for OTC derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Asset derivatives
Gross amount	$ 189	$ 124
Derivative asset, counterparty netting	(4)	0
Net amount on balance sheet	185	124
Liability derivatives
Gross amount	(631)	(492)
Derivative liability, counterparty netting	1	10
Net amount on balance sheet	(630)	(482)
OTC derivatives
Asset derivatives
Gross amount	6	10
Derivative asset, counterparty netting	(5)	(10)
Derivative asset, cash collateral (received) pledged	(1)	0
Net amount on balance sheet	0	0
Securities collateral (received) pledged	0	0
Net amount	0	0
Liability derivatives
Gross amount	(9)	(5)
Derivative liability, counterparty netting	5	10
Derivative liability offsets under cash collateral pledged	4	(7)
Net amount on balance sheet	0	(2)
Securities collateral (received) pledged	0	0
Net amount	$ 0	$ (2)